Equity (Details) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 01, 2016	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Granted	25,000
Stock Option Plan [Member]
Outstanding and exercisable, Beginning balance
Granted		50,000
Exercised
Expired
Outstanding and exercisable, Ending balance		50,000
Exercisable		22,000
Un-exercisable		28,000
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance
Weighted-Average Exercise Price, Granted		0.23
Weighted-Average Exercise Price, Exercised
Weighted-Average Exercise Price, Expired
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance		0.23
Weighted-Average Exercise Price, Exercisable		0.23
Weighted-Average Exercise Price, Un-exercisable		$ 0.23
Aggregate Intrinsic Value, Outstanding and exercisable, Beginning balance
Aggregate Intrinsic Value, Granted		11,500
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Expired
Aggregate Intrinsic Value, Outstanding and exercisable, Ending balance		11,500
Aggregate Intrinsic Value Exercisable		5,060
Aggregate Intrinsic Value, Un-exercisable		$ 6,440
Warrant [Member]
Outstanding and exercisable, Beginning balance		26,396,958	8,751,189	14,723,268
Granted		375,000	20,529,386	50,000
Exercised			(2,883,616)
Expired		(1,050,000)		(6,022,080)
Outstanding and exercisable, Ending balance		25,721,958	26,396,958	8,751,189
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance		$ 0.14	$ 0.14	$ 0.13
Weighted-Average Exercise Price, Granted		0.04	0.13	0.15
Weighted-Average Exercise Price, Exercised			0.06
Weighted-Average Exercise Price, Expired		0.05		0.13
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance		$ 0.14	$ 0.14	$ 0.14
Aggregate Intrinsic Value, Outstanding and exercisable, Beginning balance		$ 3,695,574	$ 406,131	$ 759,284
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Expired				796,408
Aggregate Intrinsic Value, Outstanding and exercisable, Ending balance		$ 3,670,213	$ 3,695,574	$ 406,131